UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
Alabama - 2.8%	Camden, Alabama, IDB, Exempt Facilities Revenue Bonds
	(Weyerhaeuser Company), Series A, 6.125%, 12/01/13 (a)	$ 1,750	$ 2,087,890
	Jefferson County, Alabama, Limited Obligation School Warrants,
	Series A, 5%, 1/01/24	4,550	2,916,823
			5,004,713
Arizona - 5.6%	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona
	Charter Schools Project 1), Series A, 6.50%, 7/01/12	500	446,815
	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona
	Charter Schools Project 1), Series A, 6.75%, 7/01/29	2,200	1,456,730
	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
	(America West Airlines, Inc. Project), AMT, 6.30%, 4/01/23	2,215	1,293,006
	Pinal County, Arizona, COP, 5%, 12/01/29	1,000	843,070
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/32	3,505	2,338,221
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/37	4,905	3,182,707
	Show Low, Arizona, Improvement District Number 5, Special
	Assessment Bonds, 6.375%, 1/01/15	365	341,830
			9,902,379
California - 15.0%	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue
	Bonds, 5.60%, 7/01/13	875	782,451
	California Pollution Control Financing Authority, PCR, Refunding
	(Pacific Gas & Electric), AMT, Series A, 5.35%, 12/01/16 (b)	6,810	6,384,035
	California State, GO, Refunding, 5%, 6/01/32	2,455	2,245,171
	California State Public Works Board, Lease Revenue Bonds
	(Department of Corrections), Series C, 5.25%, 6/01/28	3,145	2,921,076
	California Statewide Communities Development Authority, Health
	Facility Revenue Bonds (Memorial Health Services), Series A,
	6%, 10/01/23	3,870	3,916,479
	East Side Union High School District, California, Santa Clara County,
	GO (Election of 2002), Series D, 5%, 8/01/21 (c)	2,000	2,074,660
	Golden State Tobacco Securitization Corporation of
	California, Tobacco Settlement Revenue Bonds, Series A-3,
	7.875%, 6/01/13 (a)	1,165	1,441,035
	Montebello, California, Unified School District, GO,
	5.61%, 8/01/22 (b)(d)(e)	2,405	1,186,435

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDB	Industrial Development Board
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HDA	Housing Development Authority	S/F	Single-Family
HFA	Housing Finance Agency

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
	Montebello, California, Unified School District, GO,
	5.61%, 8/01/23 (b)(d)(e)	$ 2,455	$ 1,118,130
	San Jose, California, Airport Revenue Refunding Bonds, AMT, Series
	A, 5.50%, 3/01/32 (f)	5,210	4,437,097
			26,506,569
Colorado - 3.9%	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), 5.20%, 3/01/31 (g)	500	441,355
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (g)	1,000	867,820
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (g)	1,750	1,499,172
	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
	Improvement Fee), Series A, 7.35%, 9/01/31	2,645	2,013,718
	Plaza Metropolitan District Number 1, Colorado, Tax Allocation
	Revenue Bonds (Public Improvement Fees), 8.125%, 12/01/25	1,000	818,680
	University of Colorado, Enterprise System Revenue Bonds, Series A,
	5.375%, 6/01/38	1,250	1,266,225
			6,906,970
Connecticut - 2.4%	Connecticut State Development Authority, Airport Facility Revenue
	Bonds (Learjet, Inc. Project), AMT, 7.95%, 4/01/26	2,165	1,843,606
	Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC
	Project), AMT, 8%, 4/01/30	2,735	2,303,636
			4,147,242
Florida - 8.2%	Greater Orlando Aviation Authority, Florida, Airport Facilities
	Revenue Bonds (JetBlue Airways Corp.), AMT, 6.50%, 11/15/36	2,095	1,224,402
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee
	Moffitt Cancer Center Project), Series A, 5.25%, 7/01/37	3,190	2,410,747
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
	(Miami International Airport), AMT, Series A, 5.25%, 10/01/38 (h)	1,795	1,467,233
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.24%, 10/01/37 (b)(e)	2,340	303,568
	Midtown Miami, Florida, Community Development District, Special
	Assessment Revenue Bonds, Series A, 6.25%, 5/01/37	2,250	1,404,270
	Midtown Miami, Florida, Community Development District, Special
	Assessment Revenue Bonds, Series B, 6.50%, 5/01/37	2,530	1,636,404
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Orlando Regional Healthcare), 6%, 12/01/12 (a)	3,225	3,757,415
	Orlando, Florida, Urban Community Development District,
	Capital Improvement Special Assessment Bonds, Series A,
	6.95%, 5/01/11 (a)	800	893,008
	Palm Coast Park Community Development District, Florida, Special
	Assessment Revenue Bonds, 5.70%, 5/01/37	710	375,150
	Preserve at Wilderness Lake, Florida, Community Development
	District, Capital Improvement Bonds, Series A, 5.90%, 5/01/34	1,580	1,019,432
			14,491,629

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
Georgia - 3.7%	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station
	Project), 5.25%, 12/01/20 (h)	$ 1,000	$ 1,044,260
	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station
	Project), 5.25%, 12/01/21 (h)	2,000	2,047,420
	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station
	Project), 5.25%, 12/01/22 (h)	1,000	1,008,860
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
	Series A, 6.375%, 7/15/38 (i)(j)	1,185	234,026
	Private Colleges and Universities Authority, Georgia, Revenue
	Refunding Bonds (Emory University Project), Series C, 5%, 9/01/38	2,260	2,228,970
			6,563,536
Illinois - 3.3%	Chicago, Illinois, Special Assessment Bonds (Lake Shore East),
	6.75%, 12/01/32	1,200	801,828
	Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT,
	Sub-Series C-2, 5.35%, 2/01/27	4,000	3,758,000
	Illinois State Finance Authority Revenue Bonds (Landing At Plymouth
	Place Project), Series A, 6%, 5/15/25	700	490,371
	Illinois State Finance Authority Revenue Bonds (Monarch Landing,
	Inc. Project), Series A, 7%, 12/01/37	1,010	674,670
			5,724,869
Kentucky - 1.1%	Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer
	District, Sewer and Drain System Revenue Bonds, Series A,
	5.50%, 5/15/34 (b)	2,000	2,001,480
Louisiana - 5.8%	Louisiana Local Government Environmental Facilities and Community
	Development Authority Revenue Bonds (Westlake Chemical
	Corporation), 6.75%, 11/01/32	3,500	2,430,820
	Louisiana Public Facilities Authority, Hospital Revenue Bonds
	(Franciscan Missionaries of Our Lady Health System, Inc.),
	Series A, 5.25%, 8/15/36	4,115	3,199,577
	Louisiana Public Facilities Authority Revenue Bonds (Black & Gold
	Facilities Project), Series A, 5%, 7/01/39 (k)	3,815	2,673,399
	New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier
	University of Louisiana Project), 5.30%, 6/01/12 (a)(b)	1,750	1,963,133
			10,266,929
Maryland - 3.5%	Anne Arundel County, Maryland, Special Obligation Revenue Bonds
	(Arundel Mills Project), 7.10%, 7/01/09 (a)	1,870	1,950,840
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
	Senior Series A, 5.25%, 9/01/39 (c)(l)	1,385	1,385,789
	Maryland State Economic Development Corporation, Student
	Housing Revenue Bonds (University of Maryland College Park
	Project), 6%, 6/01/13 (a)	760	904,446
	Maryland State Energy Financing Administration, Limited
	Obligation Revenue Bonds (Cogeneration-AES Warrior Run),
	AMT, 7.40%, 9/01/19	2,750	1,949,200
			6,190,275

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
Massachusetts - 1.4%	Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A,
	5.25%, 12/01/48	$ 2,900	$ 2,439,016
Michigan - 2.0%	Flint, Michigan, Hospital Building Authority, Revenue Refunding
	Bonds (Hurley Medical Center), Series A, 6%, 7/01/20 (m)	1,400	1,093,078
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT,
	Series B, 5.65%, 9/01/29	3,000	2,507,340
			3,600,418
Minnesota - 3.4%	Minneapolis, Minnesota, Community Development Agency,
	Supported Development Revenue Refunding Bonds, Series G-3,
	5.45%, 12/01/11 (a)	3,500	3,892,735
	Minneapolis, Minnesota, Health Care System Revenue Refunding
	Bonds (Fairview Health Services), Series A, 6.75%, 11/15/32	2,135	2,160,620
			6,053,355
Mississippi - 2.3%	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
	(System Energy Resources, Inc. Project), 5.90%, 5/01/22	2,500	2,031,425
	Mississippi Development Bank, Special Obligation Revenue
	Refunding Bonds (Gulfport Water and Sewer System Project),
	5.25%, 7/01/17 (g)	1,000	1,143,830
	Mississippi Development Bank, Special Obligation Revenue
	Refunding Bonds (Gulfport Water and Sewer System Project),
	5.25%, 7/01/19 (g)	810	901,579
			4,076,834
Missouri - 0.4%	Missouri State Development Finance Board, Infrastructure Facilities
	Revenue Refunding Bonds (Branson), Series A, 5.50%, 12/01/32	1,000	772,060
New Jersey - 9.3%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	5,385	4,007,463
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34	2,280	1,642,261
	New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest
	Village Inc. Facility), Series A, 7.25%, 11/15/11 (a)	1,475	1,692,504
	New Jersey EDA, Retirement Community Revenue Bonds (Seabrook
	Village, Inc.), Series A, 8.25%, 11/15/10 (a)	2,600	2,947,568
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 6.625%, 9/15/12	1,000	825,220
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 6.25%, 9/15/29	2,950	1,843,691
	New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
	Series C, 5%, 1/01/30 (g)	3,500	3,459,575
			16,418,282
New York - 12.8%	Dutchess County, New York, IDA, Civic Facility Revenue Refunding
	Bonds (Saint Francis Hospital), Series A, 7.50%, 3/01/29	1,100	981,563
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 5.75%, 4/01/39	1,450	1,437,559
	New York City, New York, City IDA, Civic Facility Revenue Bonds,
	Series C, 6.80%, 6/01/28	535	502,194

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines, Inc. Project), AMT, 8%, 11/01/12	$ 725 $	625,247
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines, Inc. Project), AMT, 8.375%, 11/01/16	725	529,330
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	700	586,761
	New York City, New York, Sales Tax Asset Receivable Corporation
	Revenue Bonds, Series A, 5%, 10/15/20 (b)	6,615	7,195,929
	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series A-1, 5.50%, 6/01/18	3,150	3,251,304
	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series C-1, 5.50%, 6/01/17	3,500	3,596,110
	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series C-1, 5.50%, 6/01/22	1,400	1,425,242
	Westchester County, New York, IDA, Continuing Care Retirement,
	Mortgage Revenue Bonds (Kendal on Hudson Project), Series A,
	6.50%, 1/01/13 (a)	2,080	2,496,395

			22,627,634

Ohio - 2.0%	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds
	(Prairie State Energy Campus Project), Series A, 5%, 2/15/38	2,455	2,235,007
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	2,160	1,341,338

			3,576,345

Oklahoma - 0.6%	Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage
	Revenue Refunding Bonds, AMT, Series C, 5.25%, 12/01/38 (n)	1,200	990,336

Pennsylvania - 5.4%	Bucks County, Pennsylvania, IDA, Retirement Community Revenue
	Bonds (Ann's Choice, Inc.), Series A, 6.25%, 1/01/35	1,700	1,071,493
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (National Gypsum Company), AMT,
	Series B, 6.125%, 11/01/27	3,500	1,847,230
	Philadelphia, Pennsylvania, Authority for IDR, Commercial
	Development, 7.75%, 12/01/17	725	613,676
	Philadelphia, Pennsylvania, Authority for Industrial Development,
	Senior Living Revenue Bonds (Arbor House, Inc. Project), Series E,
	6.10%, 7/01/33	1,105	773,964
	Philadelphia, Pennsylvania, Authority for Industrial Development,
	Senior Living Revenue Bonds (Saligman House Project), Series C,
	6.10%, 7/01/33	1,245	872,023
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds
	(Guthrie Healthcare System), Series B, 7.125%, 12/01/11 (a)	3,500	4,304,650

			9,483,036

Rhode Island - 1.9%	Rhode Island State Health and Educational Building Corporation,
	Hospital Financing Revenue Bonds (Lifespan Obligation Group),
	6.50%, 8/15/12 (a)	2,820	3,271,708

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
South Carolina - 2.0%	Medical University Hospital Authority, South Carolina, Hospital
	Facilities Revenue Refunding Bonds, Series A, 6.375%, 8/15/12 (a)	$ 3,020	$ 3,533,913
South Dakota - 0.9%	South Dakota State Health and Educational Facilities Authority
	Revenue Bonds (Sanford Health), 5%, 11/01/40	1,825	1,532,325
Tennessee - 4.9%	Hardeman County, Tennessee, Correctional Facilities Corporation
	Revenue Bonds, 7.75%, 8/01/17	3,750	3,373,987
	Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Methodist Healthcare),
	6.50%, 9/01/12 (a)	1,845	2,158,816
	Tennessee Educational Loan Revenue Bonds (Educational Funding
	South, Inc.), AMT, Senior Series B, 6.20%, 12/01/21	3,160	3,159,810
			8,692,613
Texas - 13.9%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company
	Project), AMT, Series C, 5.75%, 5/01/36	2,660	1,750,280
	Brazos River, Texas, Harbor Navigation District, Brazoria County
	Environmental Revenue Refunding Bonds (Dow Chemical Company
	Project), AMT, Series A-7, 6.625%, 5/15/33	3,655	2,718,552
	Harris County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare
	System), Series B, 7.25%, 12/01/35	1,910	1,994,327
	Lower Colorado River Authority, Texas, PCR (Samsung Austin
	Semiconductor), AMT, 6.375%, 4/01/27	3,000	2,359,320
	Matagorda, Texas, Hospital District Revenue Bonds,
	5%, 2/15/35 (o)	4,500	3,879,045
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	Second Tier, Series F, 6.125%, 1/01/31	4,190	4,012,176
	San Antonio Energy Acquisition Public Facilities Corporation, Texas,
	Gas Supply Revenue Bonds, 5.50%, 8/01/23	2,425	1,848,335
	San Antonio Energy Acquisition Public Facilities Corporation, Texas,
	Gas Supply Revenue Bonds, 5.50%, 8/01/24	1,100	832,447
	San Antonio Energy Acquisition Public Facilities Corporation, Texas,
	Gas Supply Revenue Bonds, 5.50%, 8/01/25	1,120	838,286
	Texas State Department of Housing and Community Affairs,
	Residential Mortgage Revenue Bonds, AMT, Series A,
	5.70%, 1/01/33 (n)(p)	1,745	1,765,591
	Texas State Department of Housing and Community Affairs,
	Residential Mortgage Revenue Refunding Bonds, AMT, Series B,
	5.25%, 7/01/22 (n)(p)	2,565	2,514,085
			24,512,444
Vermont - 1.3%	Vermont Educational and Health Buildings Financing Agency,
	Revenue Bonds (Developmental and Mental Health), Series A,
	6%, 6/15/17	2,370	2,324,069
Virginia - 9.5%	Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power
	Company), Series A, 5.875%, 6/01/17	1,150	1,203,245

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
	Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding
	Bonds, AMT, Series A, 6.10%, 2/01/11 (f)	$ 3,000	$ 3,153,300
	Tobacco Settlement Financing Corporation of Virginia, Asset-Backed
	Revenue Bonds, 5.625%, 6/01/15 (a)	1,290	1,512,035
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.375%, 7/01/36 (b)	10,940	10,808,064
			16,676,644
Washington - 0.6%	Seattle, Washington, Housing Authority Revenue Bonds (Replacement
	Housing Project), 6.125%, 12/01/32	1,325	1,010,949
Wisconsin - 1.3%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (New Castle Place Project), Series A, 7%, 12/01/31	825	607,456
	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (SynergyHealth, Inc.), 6%, 11/15/32	1,755	1,635,239
			2,242,695
Puerto Rico - 0.5%	Puerto Rico Industrial, Medical and Environmental Pollution Control
	Facilities Financing Authority, Special Facilities Revenue Bonds
	(American Airlines, Inc.), Series A, 6.45%, 12/01/25	2,060	938,206
U.S. Virgin Islands - 1.5%	Virgin Islands Government Refinery Facilities, Revenue Refunding
	Bonds (Hovensa Coker Project), AMT, 6.50%, 7/01/21	3,460	2,661,951
	Total Municipal Bonds - 133.2%		235,141,424
	Municipal Bonds Transferred to Tender Option Bond Trusts (q)
California - 3.5%	Sequoia, California, Unified High School District, GO, Refunding,
	Series B, 5.50%, 7/01/35 (g)	3,494	3,540,855
	Tustin, California, Unified School District, Senior Lien Special Tax
	Bonds (Community Facilities District Number 97-1), Series A,
	5%, 9/01/32 (g)	2,910	2,693,554
			6,234,409
Colorado - 2.1%	Colorado Health Facilities Authority Revenue Bonds (Catholic
	Health), Series C-3, 5.10%, 10/01/41 (g)	2,580	2,225,947
	Colorado Health Facilities Authority Revenue Bonds (Catholic
	Health), Series C-7, 5%, 9/01/36 (g)	1,650	1,426,771
			3,652,718
Connecticut - 3.6%	Connecticut State Health and Educational Facilities Authority
	Revenue Bonds (Yale University), Series T-1, 4.70%, 7/01/29	3,180	3,184,261
	Connecticut State Health and Educational Facilities Authority
	Revenue Bonds (Yale University), Series X-3, 4.85%, 7/01/37	3,270	3,215,358
			6,399,619
Massachusetts - 2.8%	Massachusetts State School Building Authority, Dedicated Sales
	Tax Revenue Bonds, Series A, 5%, 8/15/30 (g)	4,994	5,004,932
New York - 2.5%	New York City, New York, Sales Tax Asset Receivable Corporation
	Revenue Bonds, Series A, 5.25%, 10/15/27 (f)	4,240	4,357,406
Tennessee - 1.2%	Shelby County, Tennessee, Health, Educational and Housing
	Facility Board, Hospital Revenue Refunding Bonds (Saint Jude
	Children's Research Hospital), 5%, 7/01/31	2,250	2,070,630

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds Transferred to Tender Option Bond Trusts (q)	(000)	Value
Texas - 7.1%	Harris County, Texas, Toll Road Revenue Refunding Bonds,
	Senior Lien, Series A, 5.25%, 8/15/35 (g)	$ 11,760	$ 12,562,267
Virginia - 3.5%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	3,750	3,758,063
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.35%, 7/01/31 (b)	2,370	2,370,427
			6,128,490
Washington - 1.0%	Central Puget Sound Regional Transportation Authority,
	Washington, Sales and Use Tax Revenue Bonds, Series A,
	5%, 11/01/32 (g)	1,860	1,821,496
	Total Municipal Bonds Transferred to Tender Option Bond
	Trusts - 27.3%		48,231,967
	Total Long-Term Investments (Cost - $314,956,267) - 160.5%		283,373,391
	Short-Term Securities	Shares
Money Market Fund -	Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (r)(s)	7,108,893	7,108,893
4.0%
	Total Short-Term Securities (Cost - $7,108,893) - 4.0%		7,108,893
	Total Investments (Cost - $322,065,160*) - 164.5%		290,482,284
	Other Assets Less Liabilities - 2.5%		4,365,161
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (14.9)%		(26,368,783)
	Preferred Shares, at Redemption Value - (52.1)%		(91,939,584)
	Net Assets Applicable to Common Shares - 100.0%	$ 176,539,078

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 294,079,979
Gross unrealized appreciation	$ 7,880,632
Gross unrealized depreciation	(37,751,283)
Net unrealized depreciation	$ (29,870,651)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	MBIA Insured.
(c)	XL Capital Insured.
(d)	FGIC Insured.
(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.
(f)	AMBAC Insured.
(g)	FSA Insured.
(h)	Assured Guaranty Insured.
(i)	Non-income producing security.
(j)	Issuer filed for bankruptcy and/or is in default of interest payments.
(k)	CIFG Insured.
(l)	BHAC Insured.
(m)	ACA Insured.
(n)	GNMA Collateralized.
(o)	FHA Insured.

BlackRock MuniHoldings Fund, Inc. Schedule of Investments January 31, 2009 (Unaudited)

(p) FNMA Collateralized.
(q) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	7,099,922	$ 22,995
(s) Represents the current yield as of report date.

Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 7,108,893
Level 2	283,373,391
Level 3	-
Total	$ 290,482,284

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 25, 2009